Discontinued Operations (Discontinued Operations in Financial Statements) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 5,637.6	$ 5,306.9	$ 5,585.0	$ 4,963.8	$ 5,406.4	$ 4,961.0	$ 5,091.6	$ 4,514.9	$ 21,493.3	$ 19,973.8	$ 18,312.8
Net Income (loss) from discontinued operations	$ 3.7	$ 55.9	$ (28.3)	$ 50.2	$ (106.4)	$ 11.5	$ 2.9	$ (25.7)	81.4	(117.7)	12.7
Elanco Animal Health Incorporated | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									$ 3,062.4	$ 2,897.5	$ 2,909.3